Other Payables and Accrued Expenses (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Payroll payable | ¥		¥ 10,781	¥ 6,149
Value-added tax payable (recoverable) | ¥		(1,509)	1,058
Employee's individual income tax | ¥		946	725
Other miscellaneous taxes | ¥		34	30
Accrued expenses | ¥		4,899	304
Others | ¥		604	391
Other payables and accrued expenses | ¥		¥ 15,755	¥ 8,657
US$ [Member]
Payroll payable | $	$ 1,526
Value-added tax payable (recoverable) | $	(214)
Employee's individual income tax | $	134
Other miscellaneous taxes | $	5
Accrued expenses | $	693
Others | $	86
Other payables and accrued expenses | $	$ 2,230